Share capital - Additional Information (Detail)									12 Months Ended
	Oct. 15, 2021 shares $ / shares	Aug. 10, 2021 USD ($) shares Employee	Jun. 24, 2021 USD ($) Acres shares	Nov. 13, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) shares	Mar. 23, 2018 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) Acres shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Dec. 14, 2021 shares	Jan. 25, 2021 shares
Disclosure of classes of share capital [line items]
Stock Issued During Period Shares Stock Options Exercised									2,055,474
Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							8,468						12,000
Conversion of convertible debt (Shares)					13,436
Proceeds from conversion of debt | $					$ 492,409
Number of share options exercisable									4,242,707	106,307	29,440
Share based compensation expense | $									$ 2,690,000	$ 330,000	$ 100,000
Number of share options granted | $									8,280,000	940,000	310,000
Stock options exercised										0	0
Liabilities | $									$ 231,427,138	$ 10,718,669
Number of employees | Acres			4						23
Stock Issued During Period Shares Stock Options Exercised			25,664						2,172,820
Stock Issued During Period, Value, Stock Options Exercised | $			$ 169,105						$ 169,105
Stock Shares Issued During The Period New Issues												2,208,480
Issued capital [member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of share options exercisable	100	392,276
Stock Issued During Period, Value, Stock Options Exercised | $									891,162
Stock Additional Shares Issued During The Period New Issues		1,031,226
Stock Option [Member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of share options exercisable		28,779
Stock Option [Member] | Stock Option Plan And Long Term Incentive Plan [Member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of share options exercisable		28,779
Number of employees | Employee		19
Stock Issued During Period Shares Stock Options Exercised		4,242,707
Preferred shares exchange ratio		1:39.91
Number of stock options		106,307
Warrant [Member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of share options exercisable	100
Exercise price, share options granted | $ / shares	$ 1,150
Non Brokered Private Placement Shares [member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares issued					159,294	159,294		188,604
Number of shares issued value | $						$ 6,481,381		$ 2,645,136
Par value per share | $ / shares					$ 40.05	$ 40.05		$ 14.02
Series A Shares [member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares issued value | $							$ 118,759
Preferred shares exchange ratio		1:39.91
Preference shares [member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Stock Shares Issued During The Period New Issues				281,138
Sale Of Stock Issue Price Per Share | $ / shares				$ 81.81
Proceeds from issuing shares | $				$ 23,000,000
Share issue related cost | $				$ 1,380,000
Restricted Stock Units [member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Liabilities | $									0	171,849
Total expense | $									1,293,030	88,425
Number of shares outstanding		9,829
Number of other equity instruments expired in share-based payment arrangement		9,829
Fair value loss on restricted share units | $									$ 3,096,940	$ 83,424
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Conversion of Units		65,671,374
Series A Preferred Shares [Member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Preferred shares exchange ratio		1:39.91
Proceeds from issuing shares | $		$ 525,329,273
Number of shares outstanding		2,407,535
Stock Issued During Period, Shares, Conversion of Units		96,084,679